Financial Instruments and Financial Risk Management - Summary of Reconciliation of Level 3 Instruments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
At issuance of other financial assets	€ 266,764	€ 265,272
At Closing of other financial assets, Balance December 31, 2017	389,848	266,764	€ 265,272
Level 3 of fair value hierarchy [member] | Convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
At issuance of the convertible bond	19,812	54,146	19,500
Included in profit or loss as a change in fair value	46,642	(34,334)	34,646
Closing Balance	66,454	19,812	€ 54,146
Level 3 of fair value hierarchy [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
At issuance of other financial assets	50,000
Included in profit or loss	(278)
At Closing of other financial assets, Balance December 31, 2017	€ 49,723	€ 50,000